SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Accumulated losses	$ 41,361,401	$ 38,322,456
CDIC insurance limit	3,000,000
Allowance for uncollectible accounts	0	0
Inventory valuation	0	0
Depreciation expense	15,016	25,695
Stock Option Compensation	801,908	165,167
Chunghwa Telecom [Member]
Product Information [Line Items]
Revenues	786,686	414,415
Taiwan Stock Exchange Corporation [Member]
Product Information [Line Items]
Revenues	260,946
Siemens [Member]
Product Information [Line Items]
Revenues		159,048
Customer One [Member]
Product Information [Line Items]
Account receivable	$ 492,752	$ 76,063
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration risk	95.00%	77.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Percentage of concentration risk	41.00%	28.00%
Two Customers [Member]
Product Information [Line Items]
Revenues	$ 1,917,848
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration risk	39.00%	55.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Taiwan Stock Exchange Corporation [Member]
Product Information [Line Items]
Percentage of concentration risk	14.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Siemens [Member]
Product Information [Line Items]
Percentage of concentration risk		11.00%
Other Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Product Information [Line Items]
Percentage of concentration risk	10.00%	10.00%